Business Combination, Goodwill, and Intangible Assets, Net.	12 Months Ended
Dec. 31, 2024
Business Combination, Goodwill, and Intangible Assets, Net. [Abstract]
BUSINESS COMBINATION, GOODWILL, AND INTANGIBLE ASSETS, NET.

NOTE 10: - BUSINESS COMBINATION, GOODWILL, AND INTANGIBLE ASSETS, NET.

On April 30, 2023, the Company acquired certain assets and liabilities of Continual for total gross consideration of $2,477. The asset acquisition was accounted for as a business combination. Continual is a leading mobility experience analytics company that uses Artificial Intelligence (AI) and Machine Learning (ML) to deliver advanced insights to help telecom operators improve their subscribers mobility experience. The Company expensed the related acquisition costs of $57 in General and Administrative.

Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating Continual’s technology into the Company’s portfolio. Goodwill is deductible for tax purposes.

Pro forma results of operations have not been presented because the acquisition was not material to the Company’s results of operations.

The purchase price allocation for the acquisition has been determined as follows:

For the Year ended
December 31,
2023
Goodwill	$1,243
Technology	1,048
Customer relationships	887
Short term and long term IIA liability	(701)
$2,477

The following table represent the changes in carrying amount of goodwill:

	Year ended December 31,	Year ended December 31,
	2024	2023
Balance as of beginning of the year	$1,243	$-
Goodwill acquired	$-	$1,243
Closing balance	$1,243	$1,243

The composition of intangible assets is as follows:

	Year ended December 31,	Year ended December 31,
	2024	2023
Original amount:
Technology	$1,048	$1,048
Customer relationships	887	887
	$1,935	$1,935
Less - accumulated amortization
Technology	$376	$151
Customer relationships	193	77
	569	228
Intangible assets, net	$1,366	$1,707

Amortization expenses for the years ended December 31, 2024 and 2023 amounted to $341 and $228, respectively. In 2022 there were no amortization expenses.